American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2023

VP Value - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.1%
Aerospace and Defense — 1.9%
L3Harris Technologies, Inc.	20,800	4,081,792
Raytheon Technologies Corp.	115,770	11,337,356
Thales SA	11,690	1,728,328
		17,147,476
Automobile Components — 1.3%
BorgWarner, Inc.	134,499	6,605,246
Cie Generale des Etablissements Michelin SCA	178,360	5,452,157
		12,057,403
Automobiles — 0.8%
General Motors Co.	201,344	7,385,298
Banks — 10.7%
Bank of America Corp.	579,690	16,579,134
Comerica, Inc.	84,832	3,683,405
JPMorgan Chase & Co.	168,249	21,924,527
PNC Financial Services Group, Inc.	39,390	5,006,469
Prosperity Bancshares, Inc.	76,459	4,703,758
Truist Financial Corp.	292,280	9,966,748
U.S. Bancorp	553,158	19,941,346
Wells Fargo & Co.	376,342	14,067,664
		95,873,051
Broadline Retail — 1.1%
Dollar Tree, Inc.(1)	70,070	10,058,549
Capital Markets — 4.8%
Bank of New York Mellon Corp.	303,440	13,788,314
BlackRock, Inc.	7,070	4,730,678
Charles Schwab Corp.	101,710	5,327,570
Invesco Ltd.	425,046	6,970,754
Northern Trust Corp.	87,357	7,698,773
State Street Corp.	66,010	4,996,297
		43,512,386
Chemicals — 0.6%
Akzo Nobel NV	65,490	5,122,274
Communications Equipment — 3.8%
Cisco Systems, Inc.	501,273	26,204,046
F5, Inc.(1)	54,006	7,868,134
		34,072,180
Consumer Staples Distribution & Retail — 1.4%
Koninklijke Ahold Delhaize NV	376,480	12,862,480
Containers and Packaging — 0.7%
Packaging Corp. of America	46,500	6,455,595
Diversified REITs — 3.2%
Agree Realty Corp.	79,180	5,432,540
Equinix, Inc.	6,930	4,996,807
Healthpeak Properties, Inc.	324,970	7,139,591
Realty Income Corp.	85,500	5,413,860
Regency Centers Corp.	99,390	6,080,680
		29,063,478
Diversified Telecommunication Services — 4.2%
AT&T, Inc.	847,138	16,307,407

Verizon Communications, Inc.	552,161	21,473,541
		37,780,948
Electric Utilities — 2.0%
Duke Energy Corp.	92,370	8,910,934
Edison International	126,690	8,943,047
		17,853,981
Electrical Equipment — 1.6%
Emerson Electric Co.	98,279	8,564,032
Signify NV	165,360	5,513,942
		14,077,974
Electronic Equipment, Instruments and Components — 0.3%
Anritsu Corp.	283,800	2,623,411
Energy Equipment and Services — 2.3%
Baker Hughes Co.	330,376	9,534,651
Halliburton Co.	135,318	4,281,462
Schlumberger NV	137,789	6,765,440
		20,581,553
Entertainment — 1.5%
Walt Disney Co.(1)	132,240	13,241,191
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class A(1)	50	23,280,000
Berkshire Hathaway, Inc., Class B(1)	50,934	15,726,891
		39,006,891
Food Products — 3.7%
Conagra Brands, Inc.	292,550	10,988,178
Danone SA	133,640	8,315,562
JDE Peet's NV	173,277	5,035,474
Mondelez International, Inc., Class A	124,276	8,664,523
		33,003,737
Gas Utilities — 0.6%
Atmos Energy Corp.	47,144	5,297,100
Ground Transportation — 1.0%
Heartland Express, Inc.	579,446	9,224,780
Health Care Equipment and Supplies — 5.4%
GE HealthCare Technologies, Inc.(1)	44,672	3,664,444
Medtronic PLC	356,027	28,702,897
Zimmer Biomet Holdings, Inc.	124,903	16,137,468
		48,504,809
Health Care Providers and Services — 4.0%
Cardinal Health, Inc.	146,000	11,023,000
CVS Health Corp.	167,600	12,454,356
Laboratory Corp. of America Holdings	25,210	5,783,678
Universal Health Services, Inc., Class B	56,290	7,154,459
		36,415,493
Hotels, Restaurants and Leisure — 0.8%
Sodexo SA	74,290	7,255,945
Household Products — 1.9%
Colgate-Palmolive Co.	64,450	4,843,418
Henkel AG & Co. KGaA	76,090	5,535,298
Kimberly-Clark Corp.	51,320	6,888,170
		17,266,886
Industrial Conglomerates — 2.4%
General Electric Co.	155,068	14,824,501
Siemens AG	44,330	7,181,632
		22,006,133

Insurance — 1.3%
Allstate Corp.	70,010	7,757,808
Reinsurance Group of America, Inc.	27,191	3,609,877
		11,367,685
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(1)	41,430	4,297,534
Leisure Products — 0.7%
Mattel, Inc.(1)	323,363	5,953,113
Machinery — 1.2%
IMI PLC	351,616	6,655,664
Oshkosh Corp.	50,460	4,197,263
		10,852,927
Media — 0.5%
Interpublic Group of Cos., Inc.	122,760	4,571,582
Metals and Mining — 0.8%
BHP Group Ltd.	227,200	7,182,685
Multi-Utilities — 0.6%
Engie SA	314,190	4,971,959
Oil, Gas and Consumable Fuels — 7.8%
Chevron Corp.	86,937	14,184,641
ConocoPhillips	69,794	6,924,263
Devon Energy Corp.	102,597	5,192,434
EQT Corp.	149,021	4,755,260
Exxon Mobil Corp.	215,430	23,624,054
Shell PLC	274,840	7,832,547
TotalEnergies SE(2)	130,569	7,698,827
		70,212,026
Paper and Forest Products — 0.7%
Mondi PLC	407,720	6,473,373
Passenger Airlines — 0.9%
Southwest Airlines Co.	252,057	8,201,935
Personal Care Products — 1.4%
Unilever PLC	246,870	12,779,431
Pharmaceuticals — 9.5%
Bristol-Myers Squibb Co.	160,420	11,118,710
Johnson & Johnson	183,559	28,451,645
Merck & Co., Inc.	87,892	9,350,830
Pfizer, Inc.	424,639	17,325,271
Roche Holding AG	31,370	8,963,741
Sanofi	49,090	5,325,220
Teva Pharmaceutical Industries Ltd., ADR(1)	515,536	4,562,494
		85,097,911
Semiconductors and Semiconductor Equipment — 2.6%
Intel Corp.	490,645	16,029,372
QUALCOMM, Inc.	59,890	7,640,766
		23,670,138
Software — 1.3%
Open Text Corp.(2)	70,720	2,726,256
Oracle Corp. (New York)	94,153	8,748,697
		11,474,953
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	85,151	10,355,213
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	141,287	4,146,773

Textiles, Apparel and Luxury Goods — 1.2%
Ralph Lauren Corp.	39,320	4,587,464
Tapestry, Inc.	146,324	6,308,028
		10,895,492
Trading Companies and Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	122,992	10,331,328
TOTAL COMMON STOCKS (Cost $727,926,485)		900,587,060
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,888	2,888
State Street Navigator Securities Lending Government Money Market Portfolio(3)	10,227,099	10,227,099
		10,229,987
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $3,056,159), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $2,948,910)		2,947,763
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $8,696,582), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $8,529,418)		8,526,000
		11,473,763
TOTAL SHORT-TERM INVESTMENTS (Cost $21,703,750)		21,703,750
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $749,630,235)		922,290,810
OTHER ASSETS AND LIABILITIES — (2.5)%		(22,648,693)
TOTAL NET ASSETS — 100.0%		$899,642,117

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,946,394	AUD	7,414,104	Bank of America N.A.	6/30/23	$(25,325)
USD	170,577	AUD	253,896	Bank of America N.A.	6/30/23	321
USD	6,701,835	CHF	6,078,330	Morgan Stanley	6/30/23	(3,746)
USD	69,581,639	EUR	64,409,552	JPMorgan Chase Bank N.A.	6/30/23	(612,233)
USD	15,486,527	GBP	12,604,096	Bank of America N.A.	6/30/23	(88,068)
USD	2,002,105	JPY	259,677,000	UBS AG	6/30/23	21,290
						$(707,761)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,783,413. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,227,099.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$15,419,148	$1,728,328	—
Automobile Components	6,605,246	5,452,157	—
Chemicals	—	5,122,274	—
Consumer Staples Distribution & Retail	—	12,862,480	—
Electrical Equipment	8,564,032	5,513,942	—
Electronic Equipment, Instruments and Components	—	2,623,411	—
Food Products	19,652,701	13,351,036	—
Hotels, Restaurants and Leisure	—	7,255,945	—
Household Products	11,731,588	5,535,298	—
Industrial Conglomerates	14,824,501	7,181,632	—
Machinery	4,197,263	6,655,664	—
Metals and Mining	—	7,182,685	—
Multi-Utilities	—	4,971,959	—
Oil, Gas and Consumable Fuels	54,680,652	15,531,374	—
Paper and Forest Products	—	6,473,373	—
Personal Care Products	—	12,779,431	—
Pharmaceuticals	70,808,950	14,288,961	—
Other Industries	559,593,029	—	—
Short-Term Investments	10,229,987	11,473,763	—
	$776,307,097	$145,983,713	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$21,611	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$729,372	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.